Schedule of investments
Macquarie VIP Balanced Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.29%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	196,760	$ 195,986
Series 2016-71 NB 3.00% 10/25/46	320,423	300,241

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	170,054	163,638
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	1,909	1,913
Total Agency Collateralized Mortgage Obligations (cost $707,774)		661,778

Agency Commercial Mortgage-Backed Securities — 0.23%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	325,000	292,150
Series K150 A2 3.71% 9/25/32 ♦, •	140,000	135,146
Series K753 A2 4.40% 10/25/30 ♦	100,000	101,274
Total Agency Commercial Mortgage-Backed Securities (cost $522,681)		528,570

Agency Mortgage-Backed Securities — 9.40%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	310,118	285,592
2.50% 8/1/36	260,853	245,956
3.00% 11/1/33	78,991	76,867
5.50% 10/1/38	143,392	146,685
Fannie Mae S.F. 20 yr
2.00% 5/1/41	187,983	163,639
4.00% 9/1/42	257,623	251,828
Fannie Mae S.F. 30 yr
2.00% 6/1/50	943,174	768,710
2.00% 3/1/51	226,057	183,678
2.50% 8/1/50	157,201	135,298
2.50% 11/1/51	82,433	70,379
2.50% 1/1/52	97,888	82,907
2.50% 2/1/52	307,444	261,367
2.50% 3/1/52	138,705	117,475
2.50% 4/1/52	298,382	253,850
3.00% 12/1/51	486,291	432,174
3.00% 5/1/52	119,795	106,424
3.00% 6/1/52	263,066	233,867
3.00% 7/1/52	108,187	95,223
3.50% 7/1/47	124,579	118,121
3.50% 1/1/48	18,036	16,956
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 7/1/50	1,100,767	$ 1,034,804
3.50% 8/1/51	329,567	303,360
3.50% 6/1/52	85,602	78,348
3.50% 9/1/52	800,652	742,190
4.00% 5/1/51	20,416	19,553
4.00% 6/1/52	166,587	157,797
4.00% 9/1/52	48,141	45,536
4.00% 1/1/55	79,642	75,085
4.50% 5/1/49	152,315	149,713
4.50% 1/1/50	173,225	173,038
4.50% 10/1/52	199,647	194,692
4.50% 2/1/53	178,102	173,516
5.00% 8/1/53	355,718	356,264
5.50% 10/1/52	413,048	419,354
5.50% 11/1/52	227,930	232,522
5.50% 7/1/53	56,844	57,404
5.50% 2/1/55	916,759	924,657
5.50% 9/1/55	677,317	683,154
6.00% 12/1/52	279,986	288,013
6.00% 5/1/53	114,009	116,792
6.00% 6/1/53	106,308	109,049
6.00% 7/1/53	132,764	137,242
6.00% 9/1/53	893,985	915,898
Freddie Mac S.F. 20 yr
2.00% 3/1/41	686,284	593,239
2.50% 2/1/42	291,607	260,324
2.50% 3/1/42	217,108	193,820
3.00% 3/1/37	193,320	184,397
Freddie Mac S.F. 30 yr
2.50% 11/1/50	48,468	41,556
2.50% 12/1/51	147,485	126,685
2.50% 1/1/52	1,196,583	1,022,934
2.50% 5/1/52	47,075	39,724
3.00% 8/1/51	28,369	25,258
3.00% 1/1/52	930,706	818,355
3.50% 4/1/52	144,050	132,474
4.00% 9/1/49	218,345	209,889
4.00% 8/1/52	618,123	585,530
4.00% 9/1/52	363,020	343,447
4.50% 7/1/52	18,607	18,201
4.50% 9/1/52	308,848	302,139
4.50% 10/1/52	532,059	518,469
4.50% 11/1/52	249,347	242,953
5.00% 7/1/52	184,997	186,689
5.00% 9/1/52	364,878	365,286
5.00% 11/1/52	51,517	51,393
5.00% 2/1/53	72,070	71,811
5.00% 6/1/53	656,526	653,964
5.50% 9/1/52	262,734	267,448
5.50% 11/1/52	176,544	179,874
NQ- IV098 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Balanced Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/53	270,105	$ 276,166
5.50% 9/1/53	259,754	264,761
5.50% 11/1/54	884,399	892,307
GNMA II S.F. 30 yr
3.00% 12/20/51	135,378	121,074
3.00% 1/20/52	187,679	167,695
5.00% 9/20/52	176,959	177,086
5.50% 5/20/53	410,703	416,122
5.50% 2/20/54	157,353	159,555
Total Agency Mortgage-Backed Securities (cost $21,636,058)		21,345,602

Corporate Bonds — 10.03%
Banking — 2.39%
Bank of America
5.518% 10/25/35 μ	301,000	308,434
5.819% 9/15/29 μ	107,000	111,916
6.204% 11/10/28 μ	300,000	312,702
6.25% 7/26/30 μ, ψ	180,000	182,462
6.625% 5/1/30 μ, ψ	55,000	57,289

Bank of New York Mellon 4.942% 2/11/31 μ	80,000	82,197
Citibank 5.57% 4/30/34	250,000	265,068
Citigroup
4.503% 9/11/31 μ	105,000	105,081
6.02% 1/24/36 μ	70,000	73,365
6.75% 2/15/30 μ, ψ	80,000	81,376
6.875% 8/15/30 μ, ψ	45,000	46,424
7.00% 8/15/34 μ, ψ	45,000	47,863

Deutsche Bank 6.819% 11/20/29 μ	245,000	262,115
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	36,507
First Citizens BancShares
5.60% 9/5/35 μ	20,000	19,954
6.254% 3/12/40 μ	65,000	65,913
Goldman Sachs Group
5.016% 10/23/35 μ	115,000	115,820
5.218% 4/23/31 μ	105,000	108,603
6.484% 10/24/29 μ	295,000	313,980

Huntington Bancshares 6.25% 10/15/30 μ, ψ	65,000	64,897
JPMorgan Chase & Co.
5.103% 4/22/31 μ	90,000	93,000
5.14% 1/24/31 μ	60,000	61,981
5.571% 4/22/28 μ	85,000	86,880
5.572% 4/22/36 μ	30,000	31,637
5.576% 7/23/36 μ	65,000	67,431
6.254% 10/23/34 μ	34,000	37,479

KeyBank 5.85% 11/15/27	280,000	288,907
M&T Bank 5.179% 7/8/31 μ	55,000	56,341
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.192% 4/17/31 μ	10,000	$ 10,329
5.664% 4/17/36 μ	55,000	58,054
5.831% 4/19/35 μ	137,000	146,097
6.138% 10/16/26 μ	150,000	150,097
6.296% 10/18/28 μ	88,000	91,713
6.407% 11/1/29 μ	90,000	95,672
PNC Financial Services Group
4.899% 5/13/31 μ	45,000	45,968
5.575% 1/29/36 μ	55,000	57,408
5.676% 1/22/35 μ	60,000	63,293
6.875% 10/20/34 μ	165,000	186,996

Popular 7.25% 3/13/28	50,000	52,275
State Street
4.834% 4/24/30	50,000	51,352
4.993% 3/18/27	95,000	96,500

UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	206,988
US Bancorp
4.653% 2/1/29 μ	68,000	68,764
5.046% 2/12/31 μ	80,000	82,075
5.678% 1/23/35 μ	65,000	68,461
6.787% 10/26/27 μ	130,000	133,498
Wells Fargo & Co.
4.078% 9/15/29 μ	55,000	54,836
4.892% 9/15/36 μ	140,000	139,775
5.15% 4/23/31 μ	5,000	5,158
5.244% 1/24/31 μ	60,000	62,092
5.605% 4/23/36 μ	120,000	125,981
		5,439,004
Basic Industry — 0.30%
Celanese US Holdings
6.50% 4/15/30	8,000	8,059
6.75% 4/15/33	67,000	66,759

Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	146,626
Dow Chemical 5.65% 3/15/36	140,000	140,760
Fortescue Treasury 144A 5.875% 4/15/30 #	150,000	153,845
Magnera 144A 7.25% 11/15/31 #	75,000	70,631
Novelis 144A 4.75% 1/30/30 #	90,000	86,894
		673,574
Brokerage — 0.36%
Blackstone Reg Finance 5.00% 12/6/34	105,000	106,150
Brookfield Finance 5.33% 1/15/36	175,000	175,992
Jefferies Financial Group 5.875% 7/21/28	201,000	209,320
KKR & Co. 5.10% 8/7/35	220,000	220,482

2    NQ- IV098 [0925] 1125 (4967888)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
TPG Operating Group II 5.375% 1/15/36	100,000	$ 100,303
		812,247
Capital Goods — 0.53%
Amcor Flexibles North America 5.50% 3/17/35	55,000	56,680
Boeing
6.388% 5/1/31	25,000	27,241
6.858% 5/1/54	260,000	296,780

Bombardier 144A 7.25% 7/1/31 #	140,000	148,580
Caterpillar 5.50% 5/15/55	60,000	61,342
Herc Holdings
144A 7.00% 6/15/30 #	30,000	31,186
144A 7.25% 6/15/33 #	20,000	20,894
Northrop Grumman
4.75% 6/1/43	20,000	18,568
5.20% 6/1/54	100,000	95,295

QXO Building Products 144A 6.75% 4/30/32 #	35,000	36,326
Resideo Funding 144A 6.50% 7/15/32 #	145,000	148,793
Standard Industries 144A 4.375% 7/15/30 #	139,000	133,361
TransDigm 144A 6.375% 5/31/33 #	135,000	136,855
		1,211,901
Communications — 1.21%
AT&T
5.375% 8/15/35	35,000	36,061
5.55% 11/1/45	55,000	54,486
5.70% 11/1/54	55,000	54,406
6.05% 8/15/56	35,000	36,304
6.30% 1/15/38	45,000	48,998

CCO Holdings 144A 4.25% 1/15/34 #	225,000	194,667
Charter Communications Operating 6.70% 12/1/55	55,000	55,693
Meta Platforms 5.40% 8/15/54	370,000	365,844
Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	154,733
Rogers Communications 5.30% 2/15/34	265,000	268,927
Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	159,562
SoftBank
144A 4.699% 7/9/30 #	200,000	201,706
144A 5.332% 7/9/35 #	200,000	201,839

Sprint Capital 6.875% 11/15/28	110,000	118,343
Time Warner Cable 6.55% 5/1/37	215,000	223,747
T-Mobile USA
3.875% 4/15/30	290,000	284,454
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
5.125% 5/15/32	30,000	$ 30,883
5.875% 11/15/55	90,000	91,997
Verizon Communications
2.875% 11/20/50	160,000	102,203
5.25% 4/2/35	65,000	66,123
		2,750,976
Consumer Cyclical — 0.32%
Carnival 144A 4.00% 8/1/28 #	80,000	78,908
Ford Motor Credit 6.95% 6/10/26	200,000	202,633
Gildan Activewear 144A 4.70% 10/7/30 #	175,000	174,808
Home Depot 4.875% 6/25/27	30,000	30,508
Lowe's 4.25% 3/15/31	70,000	69,567
VICI Properties
144A 4.625% 12/1/29 #	35,000	34,669
4.95% 2/15/30	105,000	106,246
5.625% 4/1/35	40,000	40,985
		738,324
Consumer Non-Cyclical — 0.52%
Bunge Limited Finance 4.20% 9/17/29	95,000	94,720
CVS Health
5.00% 9/15/32	45,000	45,568
5.45% 9/15/35	75,000	76,355
6.20% 9/15/55	65,000	66,946

DaVita 144A 6.75% 7/15/33 #	88,000	90,819
Eli Lilly & Co.
5.10% 2/12/35	80,000	82,795
5.50% 2/12/55	55,000	56,219
GE HealthCare Technologies
4.80% 1/15/31	35,000	35,587
5.50% 6/15/35	35,000	36,300

Global Medical Response 144A 7.375% 10/1/32 #	102,000	105,053
HCA 5.45% 9/15/34	115,000	118,007
JBS USA Holding Lux 144A 6.25% 3/1/56 #	70,000	71,865
Mars
144A 5.20% 3/1/35 #	95,000	97,152
144A 5.65% 5/1/45 #	65,000	65,982
144A 5.70% 5/1/55 #	75,000	76,025

Sysco 5.10% 9/23/30	50,000	51,578
		1,170,971
Electric — 1.01%
AEP Texas 5.40% 6/1/33	30,000	30,869
American Electric Power 5.80% 3/15/56 μ	65,000	64,935
Appalachian Power 4.50% 8/1/32	73,000	72,342
NQ- IV098 [0925] 1125 (4967888)    3

Schedule of investments
Macquarie VIP Balanced Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	$ 165,267
Black Hills 4.55% 1/31/31	55,000	55,033
Commonwealth Edison 2.20% 3/1/30	350,000	322,501
Constellation Energy Generation 5.75% 3/15/54	51,000	51,730
Dominion Energy
6.20% 2/15/56 μ	50,000	50,373
6.625% 5/15/55 μ	60,000	62,179
Series A 6.875% 2/1/55 μ	70,000	73,306

DTE Energy 5.10% 3/1/29	80,000	82,004
Entergy
2.80% 6/15/30	235,000	219,398
3.75% 6/15/50	125,000	92,560

Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	162,387
Florida Power & Light 3.15% 10/1/49	425,000	297,159
NextEra Energy Capital Holdings 6.50% 8/15/55 μ	35,000	37,110
NRG Energy
144A 4.734% 10/15/30 #	90,000	90,028
144A 5.407% 10/15/35 #	70,000	70,282
Oglethorpe Power
3.75% 8/1/50	95,000	68,883
4.50% 4/1/47	5,000	4,238
5.05% 10/1/48	185,000	168,839
6.20% 12/1/53	20,000	21,082

Vistra Operations 144A 6.00% 4/15/34 #	35,000	36,928
		2,299,433
Energy — 1.22%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	134,255
ConocoPhillips
5.00% 1/15/35	270,000	273,645
5.50% 1/15/55	75,000	73,531
Enbridge
4.90% 6/20/30	45,000	46,043
5.25% 4/5/27	80,000	81,248
5.55% 6/20/35	70,000	72,234
5.70% 3/8/33	125,000	131,589
5.75% 7/15/80 μ	90,000	91,020
Energy Transfer
6.10% 12/1/28	150,000	157,966
6.25% 4/15/49	140,000	141,404
6.50% 2/15/56 μ	125,000	124,537
6.75% 2/15/56 μ	120,000	119,905
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
EOG Resources
5.00% 7/15/32	138,000	$ 141,248
5.95% 7/15/55	40,000	41,913

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	144,006
NGL Energy Operating 144A 8.375% 2/15/32 #	60,000	61,533
ONEOK 5.70% 11/1/54	270,000	255,074
Targa Resources Partners 5.00% 1/15/28	410,000	410,478
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	210,000	189,365
Woodside Finance 5.70% 5/19/32	80,000	83,110
		2,774,104
Finance Companies — 0.78%
Air Lease
4.625% 10/1/28	55,000	55,271
5.10% 3/1/29	39,000	39,613

Apollo Debt Solutions 6.70% 7/29/31	265,000	280,977
Ares Capital 5.10% 1/15/31	125,000	124,131
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	186,724
144A 4.80% 10/24/30 #	180,000	179,912
144A 5.375% 7/15/29 #	75,000	76,858

Avolon Holdings Funding 144A 4.95% 1/15/28 #	55,000	55,572
Blackstone Private Credit Fund
5.05% 9/10/30	55,000	54,376
5.60% 11/22/29	150,000	152,709
Blue Owl Credit Income
5.80% 3/15/30	121,000	122,747
6.60% 9/15/29	65,000	67,788

HPS Corporate Lending Fund 5.95% 4/14/32	43,000	43,734
OneMain Finance 7.125% 9/15/32	140,000	144,800
PennyMac Financial Services 144A 6.875% 5/15/32 #	145,000	150,362
UWM Holdings 144A 6.25% 3/15/31 #	48,000	47,801
		1,783,375
Industrials — 0.04%
Quanta Services 4.30% 8/9/28	95,000	95,483
		95,483
Insurance — 0.56%
Aon 5.00% 9/12/32	245,000	252,328
Aon North America
5.30% 3/1/31	60,000	62,554

4    NQ- IV098 [0925] 1125 (4967888)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Aon North America
5.75% 3/1/54	20,000	$ 20,158

Athene Global Funding 144A 1.985% 8/19/28 #	60,000	56,364
Athene Holding
6.625% 5/19/55	70,000	74,980
6.875% 6/28/55 μ	65,000	66,652

Chubb INA Holdings 4.90% 8/15/35	65,000	65,411
Henneman Trust 144A 6.58% 5/15/55 #	115,000	122,797
Marsh & McLennan 5.35% 11/15/44	340,000	337,535
Sumitomo Life Insurance 144A 5.875% 9/10/55 #, μ	200,000	203,755
		1,262,534
Natural Gas — 0.02%
Atmos Energy 2.85% 2/15/52	55,000	34,972
		34,972
Real Estate Investment Trusts — 0.06%
Simon Property Group
4.375% 10/1/30	80,000	80,220
5.125% 10/1/35	50,000	50,607
		130,827
Technology — 0.62%
Broadcom
4.20% 10/15/30	75,000	74,891
4.90% 7/15/32	45,000	46,047
5.05% 7/12/29	115,000	118,486

CDW 3.276% 12/1/28	35,000	33,836
Cloud Software Group 144A 6.50% 3/31/29 #	105,000	106,063
Entegris 144A 4.75% 4/15/29 #	55,000	54,587
Leidos 5.50% 3/15/35	145,000	150,326
Oracle
4.70% 9/27/34	35,000	34,195
5.20% 9/26/35	95,000	95,559
5.875% 9/26/45	60,000	60,197
5.95% 9/26/55	75,000	74,821

TSMC Global 144A 1.75% 4/23/28 #	600,000	566,948
		1,415,956
Transportation — 0.09%
Union Pacific
5.10% 2/20/35	75,000	77,154
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Union Pacific
5.60% 12/1/54	115,000	$ 116,890
		194,044
Total Corporate Bonds (cost $22,645,912)		22,787,725

Municipal Bonds — 0.13%
Texas Water Development Board Revenue
(Master Trust) 4.75% 10/15/55	150,000	151,149
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	120,000	131,382
Total Municipal Bonds (cost $273,212)		282,531

Non-Agency Asset-Backed Securities — 1.17%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	125,000	126,844
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	100,000	103,072
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	507,776
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,012,774
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	100,000	101,490
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	300,000	304,567
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	504,430
Total Non-Agency Asset-Backed Securities (cost $2,624,858)		2,660,953

Non-Agency Collateralized Mortgage Obligations — 0.75%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.256% (SOFR + 1.90%) 12/25/41 #, •	250,000	253,477
Series 2023-R08 1M1 144A 5.856% (SOFR + 1.50%) 10/25/43 #, •	313,740	314,034
NQ- IV098 [0925] 1125 (4967888)    5

Schedule of investments
Macquarie VIP Balanced Series
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R04 1M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	150,000	$ 150,578
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	60,000	60,210
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 6.406% (SOFR + 2.05%) 12/25/33 #, •	389,160	398,648
Series 2023-HQA3 A1 144A 6.206% (SOFR + 1.85%) 11/25/43 #, •	132,975	134,483
Series 2025-DNA2 M2 144A 5.856% (SOFR + 1.50%) 5/25/45 #, •	55,000	55,026
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	70,000	70,043

JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	316,903	274,864
Total Non-Agency Collateralized Mortgage Obligations (cost $1,688,232)		1,711,363

Non-Agency Commercial Mortgage-Backed Securities — 2.74%
BANK
Series 2021-BN32 A5 2.643% 4/15/54 •	730,000	663,345
Series 2021-BN36 A5 2.47% 9/15/64	760,000	677,855
Series 2022-BNK39 B 3.347% 2/15/55 •	100,000	88,277
Series 2022-BNK39 C 3.378% 2/15/55 •	45,000	38,144
Series 2022-BNK40 A4 3.504% 3/15/64 •	850,000	791,831
Series 2022-BNK40 B 3.504% 3/15/64 •	100,000	88,050

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	306,023
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	669,609
Series 2021-B25 A5 2.577% 4/15/54	500,000	447,495
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	890,465
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B32 B 3.202% 1/15/55 •	100,000	$ 83,851
Series 2022-B32 C 3.571% 1/15/55 •	125,000	98,144
Series 2022-B33 A5 3.458% 3/15/55	900,000	833,009
Series 2022-B33 B 3.734% 3/15/55 •	50,000	43,587
Series 2022-B33 C 3.734% 3/15/55 •	50,000	39,681

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	463,471
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,778,898)		6,222,837

US Treasury Obligations — 5.43%
US Treasury Bonds
2.375% 2/15/42	615,000	455,929
3.875% 2/15/43	1,445,000	1,311,902
4.125% 8/15/44	290,000	269,264
4.375% 2/15/38	285,000	287,572
4.625% 5/15/54	200,000	196,555
4.75% 5/15/55	520,000	521,787
5.00% 5/15/45	225,000	233,701

US Treasury Inflation Indexed Bonds 2.125% 1/15/35	4,084,323	4,206,027
US Treasury Notes
3.875% 6/30/30	4,325,000	4,351,862
3.875% 7/31/30	5,000	5,031
3.875% 8/31/32	505,000	503,580
Total US Treasury Obligations (cost $12,556,740)		12,343,210
	Number of shares
Common Stocks — 61.24%♣
Communication Services — 6.89%
Alphabet Class A	11,582	2,815,584
Alphabet Class C	13,890	3,382,910
AT&T	106,851	3,017,472
Live Nation Entertainment †	7,282	1,189,879
Meta Platforms Class A	5,172	3,798,213
Netflix †	1,215	1,456,688
		15,660,746
Consumer Discretionary — 5.04%
Amazon.com †	22,689	4,981,824

6    NQ- IV098 [0925] 1125 (4967888)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
AutoZone †	773	$ 3,316,355
Booking Holdings	121	653,312
Home Depot	6,159	2,495,565
		11,447,056
Consumer Staples — 1.44%
Costco Wholesale	3,545	3,281,358
		3,281,358
Financials — 13.27%
Allstate	11,228	2,410,090
Ally Financial	48,886	1,916,331
American Express	7,675	2,549,328
Aon Class A	4,486	1,599,618
Blackstone	11,694	1,997,920
Capital One Financial	13,074	2,779,271
CME Group	11,234	3,035,315
Fiserv †	16,898	2,178,659
JPMorgan Chase & Co.	8,901	2,807,642
KKR & Co.	15,882	2,063,866
Mastercard Class A	4,213	2,396,397
MNSN Holdings =, †	161	7,949
Morgan Stanley	14,299	2,272,969
Progressive	8,655	2,137,352
		30,152,707
Healthcare — 3.64%
Abbott Laboratories	23,009	3,081,825
AbbVie	3,027	700,871
Danaher	7,837	1,553,764
HCA Healthcare	4,204	1,791,745
Vertex Pharmaceuticals †	2,903	1,136,931
		8,265,136
Industrials — 6.80%
Airbus ADR	54,267	3,159,425
BAE Systems ADR	22,745	2,541,071
Cummins	5,206	2,198,858
Eaton	7,058	2,641,457
Howmet Aerospace	24,978	4,901,433
		15,442,244
Information Technology — 21.30%
Advanced Micro Devices †	10,587	1,712,871
Apple	25,697	6,543,227
Applied Materials	11,530	2,360,652
Broadcom	10,709	3,533,006
Microsoft	20,648	10,694,632
NVIDIA	48,899	9,123,576
Salesforce	8,733	2,069,721
SAP ADR	6,706	1,791,910
Seagate Technology Holdings	7,900	1,864,874
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	19,884	$ 5,553,402
TE Connectivity	5,341	1,172,510
Zebra Technologies Class A †	6,620	1,967,199
		48,387,580
Materials — 2.32%
Crown Holdings	15,734	1,519,747
Linde	3,396	1,613,100
Sherwin-Williams	3,030	1,049,168
Vulcan Materials	3,519	1,082,515
		5,264,530
Utilities — 0.54%
NextEra Energy	16,134	1,217,956
		1,217,956
Total Common Stocks (cost $92,084,372)		139,119,313

Preferred Stock — 0.05%
Financials — 0.05%
SVB Financial Trust 11/7/29 †	184	100,280
Total Preferred Stock (cost $93,026)		100,280

Exchange-Traded Funds — 7.59%
iShares US Treasury Bond ETF	501,333	11,590,819
Vanguard Russell 1000 Value ETF	63,183	5,646,665
Total Exchange-Traded Funds (cost $16,477,008)		17,237,484

Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	525,000	525,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	525,000	525,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	525,000	525,000
NQ- IV098 [0925] 1125 (4967888)    7

Schedule of investments
Macquarie VIP Balanced Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	525,000	$ 525,000
Total Short-Term Investments (cost $2,100,000)		2,100,000

Total Value of Securities—99.97% (cost $180,188,771)		227,101,646
Receivables and Other Assets Net of Liabilities—0.03%★		65,065
Net Assets Applicable to 34,923,067 Shares Outstanding—100.00%		$227,166,711
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $8,926,024, which represents 3.93% of the Series’ net assets.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
★	Includes $140,799 cash collateral held at broker for futures contracts as of September 30, 2025.

The following futures contracts and swap contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
73	US Treasury 2 yr Notes	$15,213,086	$15,204,133	12/31/25	$8,953	$7,984
(74)	US Treasury 5 yr Notes	(8,080,453)	(8,081,434)	12/31/25	981	(2,890)
(41)	US Treasury 10 yr Ultra Notes	(4,718,203)	(4,748,491)	12/19/25	30,288	2,682
38	US Treasury Long Bonds	4,430,562	4,353,085	12/19/25	77,477	(9,500)
8    NQ- IV098 [0925] 1125 (4967888)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
3	US Treasury Ultra Bonds	$360,188	$350,229	12/19/25	$9,959	$(1,687)
Total Futures Contracts			$7,077,522		$127,658	$(3,411)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	1,100,000	5.000%	$84,249	$60,116	$24,133	$53,091
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ETF – Exchange-Traded Fund
GE – General Electric
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
yr – Year

NQ- IV098 [0925] 1125 (4967888)    9